Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income
10. Financial assets at fair value through other comprehensive income
The Group designated certain investments shown in the following table as equity securities at FVOCI. The FVOCI designation was made because the investments are expected to be held in the long term for strategic purposes.

10.1. Debt securities

	December 31, 2023	December 31, 2022
Government securities (1)	521,874,441	391,849,627
Financial assets pledged as collateral (2)	174,670,473	52,003,019
BCRA Internal Bills - USD	69,772,109	6,619,055
BCRA Liquidity Bills	60,484,996	1,460,167,050
Private securities - Corporate bonds	8,959,190	11,593,436
Financial assets pledged as collateral – USD (3)	6,123,370	—

TOTAL	841,884,579	1,922,232,187

(1)
In march 2023, the Bank participated in a voluntary debt exchange under section 11, Decree No. 331/2022 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bill in pesos at discount. Maturity april 28, 2023 (LEDES S28A3)	19,027,714,460
Argentine Treasury Bill in pesos adjusted by cer at discount. Maturity may 19, 2023 (LECER X19Y3)	7,000,000,000
Argentine Treasury Bill in pesos at discount. Maturity may 31, 2023 (LEDES S31Y3)	6,840,800,244
Argentine Treasury Bill in pesos at discount. Maturity june 30, 2023 (LEDES S30J3)	5,532,343,136

Received Securities
Description	Nominal values
Argentine Treasury Bond in pesos adjusted by cer 3.75%. Maturity april 14, 2024 (T3X4P)	13,237,176,685
Argentine Treasury Bond in pesos adjusted by cer 4%. Maturity october 14, 2024 (T4X4P)	17,649,568,913
Argentine Treasury Bond in pesos adjusted by cer 4.25%. Maturity february 14, 2025 (T2X5P)	13,237,176,685

In june 2023, the Bank participated in a voluntary debt swap under section 11, Presidential Decree No. 331/2022 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bill in pesos adjusted by cer at discount. Maturity june 16, 2023 (LECER X16J3)	2,159,998,000
Argentine Treasury Bill in pesos adjusted by cer at discount. Maturity july 18, 2023 (LECER X18L3)	35,863,500,000
Argentine Treasury Bonds in pesos adjusted by cer 1.45%. Maturity august 13, 2023 (T2X3)	3,622,490,577

Received Securities
Description	Nominal values
Argentine Treasury Bond in pesos adjusted by cer 4.25%. Maturity december 13, 2024 (T5X4P)	71,442,000,014
In addition, the Bank purchased put options from the BCRA. These options grant the Bank an opportunity to sell (put option) the underlying asset at a price determined by the BCRA applicable regulations. In these transactions, options may be exercised up to the day prior to the maturity date of the underlying asset. As of December 31, 2023, their notional value stood at
142,183,107,297
.

(2)
Set up as collateral to operate with Rosario Futures Exchange (ROFEX), Bolsas y Mercados Argentinos SA (BYMA) and Mercado Abierto Electrónico S.A (MAE) on foreign currency forward transactions and futures contracts. The trust fund consists of government securities in pesos adjusted by CER with maturity 2024, 2025 and 2026 (T2X4, T2X5 and TX26). As of December 31, 2022, it was composed of TX23, T2X4, TX24, X19Y3 and X16J3.

(3)
Financial assets pledged as collateral are composed of dollars in cash, Treasury Bonds (TV24D) and Private securities - Corporate bonds (LUC4O, PQCOO y PQCHO) as collateral for activities related to the transactions on MAE and BYMA.

10.2. Equity instruments

	December 31, 2023	December 31, 2022
Compensadora Electrónica S.A.	891,784	181
Mercado Abierto Electrónico S.A.	511,816	59
Banco Latinoamericano de Exportaciones S.A.	404,468	180,694
Seguro de Dépositos S.A.	144,254	268
Others	32,672	7,099

TOTAL	1,984,994	188,301